PIA MUTUAL FUND
1299 Ocean Avenue, Suite 210
Santa Monica, California 90401
1-800-251-1970

November 16, 2004

Dear PIA Shareholder:

A joint Special Meeting of Shareholders of the PIA BBB Bond Fund, PIA Equity Fund, PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund (each a “Fund,” and, collectively, the “Funds”), each a series of PIA Mutual Fund (the “Trust”), has been scheduled for Thursday, December 23, 2004 (the “Special Meeting”) to vote on whether to approve a proposal to reorganize the Funds into corresponding newly formed series (each a “New Fund,” and, collectively, the “New Funds”) of Advisors Series Trust (“AST Fund Group”). (AST Fund Group is a fund group comprised of mutual funds managed by various, unaffiliated investment advisers like Pacific Income Advisers, Inc.) The Funds’ names will be identical to their current ones.

The complexity of the legal and regulatory compliance functions of the Funds has increased significantly in recent years, and may continue to increase in the foreseeable future. Due to the increased complexity, the Board of Trustees and management of the Trust believe that it is in the best interests of the Funds’ shareholders to have the Funds be part of a larger mutual fund complex that has greater legal and regulatory compliance resources. AST Fund Group, a multi-adviser, multi-fund complex, is larger than the Trust, and has greater legal and regulatory compliance resources to enable the Funds to comply with the applicable rules and regulations. Additionally, certain compliance expenses of the New Funds would be shared across a larger pool of assets of the various funds comprising AST Fund Group.

Pacific Income Advisers, Inc. will continue to act as investment adviser to the New Funds and there will be no changes to any of the New Funds’ investment objectives, policies and strategies.

Assuming shareholder approval of the proposal to reorganize the Funds into the respective New Funds, each shareholder of each Fund will receive a full and fractional number of shares of the corresponding New Fund equal in dollar value to the Fund shares that the shareholder owned at the time of reorganization. The reorganization is intended to qualify as a tax free “reorganization” within the meaning of the Internal Revenue Code. If the reorganization so qualifies, in general, a shareholder will recognize no gain or loss upon the receipt of the shares of the New Fund in connection with the reorganization. The attached Proxy Statement/Prospectus is designed to give you more information about the proposal.

The Board of Trustees of the Trust has unanimously approved the reorganization and encourages you to vote “FOR” the proposal. If you have any questions regarding the reorganization, please do not hesitate to call 1-800-251-1970.

If you are a shareholder of record of any of the Funds as of the close of business on Friday, October 15, 2004, you are entitled to vote at the joint Special Meeting and at any adjournment thereof. While you are, of course, welcome to join us at the Special Meeting, most shareholders will cast their votes by proxy.

Whether or not you are planning to attend the Special Meeting, we need your vote. To vote by proxy, you must mail the enclosed proxy card. Please complete, date and sign the enclosed proxy card and mail it in the enclosed, postage-paid envelope.

You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting.

Thank you for taking the time to consider this important proposal and for your continuing investment in the Funds.

Sincerely,

PIA MUTUAL FUND

By: _____________________________
Joseph Lloyd McAdams, Jr.
President

PIA MUTUAL FUND
1299 Ocean Avenue, Suite 210
Santa Monica, California 90401
1-800-251-1970

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD THURSDAY, DECEMBER 23, 2004

PIA Mutual Fund, a Massachusetts business trust (the “Trust”), will hold a joint Special Meeting of Shareholders (the “Special Meeting”) of the PIA BBB Bond Fund, PIA Equity Fund, PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund (collectively, the “Funds”), each a series of the Trust. The Special Meeting will be held on Thursday, December 23, 2004 at 10:00 a.m. Pacific time at the offices of Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California, 90401. At the Special Meeting, you and the other shareholders of the Funds will be asked to consider and vote separately upon:

1.	A proposed reorganization of each of the Funds into corresponding newly organized series of Advisors Series Trust, which is discussed in more detail in the accompanying Proxy Statement/Prospectus.

2.	To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

Only shareholders of record at the close of business on Friday, October 15, 2004, the record date for this Special Meeting, will be entitled to notice of, and to vote at, the Special Meeting or any postponements or adjournments thereof.

YOUR VOTE IS IMPORTANT. PLEASE RETURN YOUR PROXY CARD PROMPTLY. The Board of Trustees recommends that you vote in favor of the proposal.

As a shareholder, you are asked to attend the Special Meeting either in person or by proxy. Even if you plan to attend the Special Meeting, we urge you to authorize proxies to cast your votes, which is commonly referred to as proxy voting. You can do this in one of three ways by completing, signing, dating and promptly returning the enclosed proxy card in the enclosed postage prepaid envelope.

Your prompt voting by proxy will help assure a quorum at the Special Meeting. You retain the right to revoke your proxy at any time before it is actually voted by delivering notice of such revocation to the Secretary of the Trust in open meeting or by filing with the Secretary of the Trust either a notice of revocation or a duly executed proxy bearing a later date.

By Order of the Board of Trustees of
PIA Mutual Fund

___________________________________
Flaven Butler, Secretary
November 16, 2004

PIA MUTUAL FUND
1299 Ocean Avenue, Suite 210
Santa Monica, California 90401
1-800-251-1970

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: November 16, 2004

The following is important information to help you understand the proposal on which you are being asked to vote. Please read the entire combined Proxy Statement/Prospectus provided to you before voting.

Question: What is this document and why did we send it to you?

Answer: The Board of Trustees approved a plan to reorganize (the “Reorganization”) certain series (each a “Fund”, and, collectively, the “Funds”) of PIA Mutual Fund, a Massachusetts business trust (the “Trust”), into newly created series (each a “New Fund,” and, collectively, the “New Funds”) of Advisors Series Trust, a Delaware statutory trust (“AST Fund Group”). Shareholder approval is needed to proceed with the Reorganization and a special shareholder meeting will be held on Thursday, December 23, 2004 (the “Special Meeting”) to consider the issue. We are sending this document to you for your use in deciding whether to approve the Reorganization at the Special Meeting. This document includes, among other things, a letter from the President of the Trust, a Notice of Special Meeting of Shareholders, a combined Proxy Statement/Prospectus and a form of Proxy.

Question: What is the purpose of this Reorganization?

Answer: The complexity of the legal and regulatory compliance functions of the Funds has increased significantly in recent years, and may continue to increase in the foreseeable future. Due to the increased complexity, the Board of Trustees and management of the Trust believe that it is in the best interests of the Funds’ shareholders to have the Funds be part of a larger mutual fund complex that has greater legal and regulatory compliance resources. AST Fund Group, a multi-adviser, multi-fund complex, is larger than the Trust, and has greater legal and regulatory compliance resources to enable the Funds to comply with the applicable rules and regulations. There will be no changes to the Funds’ investment objectives, policies or strategies as a result of the Reorganization.

Question: How will the Reorganization work?

Answer: The New Funds will be formed as four new series of AST Fund Group, which will have no assets and no shareholders. Pursuant to an Agreement and Plan of Reorganization (the “Plan”), each Fund will transfer all of its assets and liabilities to a corresponding New Fund in return for shares of the corresponding New Fund. Finally, each Fund will distribute the shares it received from the respective New Fund to its shareholders. Shareholders of the Funds will thus effectively become shareholders of the corresponding New Funds, and each shareholder will hold the same number of shares with the same net asset value as the shareholder held prior to the Reorganization. The reorganization is intended to qualify as a tax free “reorganization” within the meaning of the Internal Revenue Code. If the reorganization so qualifies, in general, a shareholder will recognize no gain or loss upon the receipt of the shares of the New Fund in connection with the reorganization. Please refer to the proxy statement for a detailed explanation of the proposal.

Question: What will the names of the New Funds be?

Answer: The names of the New Funds will be identical to those of the Funds.

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Question: How will this affect my account?

Answer: Following the Reorganization, you will be a shareholder of the corresponding New Fund, which has the same investment objective, strategies, investment adviser and distributor as the Fund you currently own. You will receive shares of the corresponding New Fund equal in value to shares of the Fund you currently hold. The Reorganization will not affect the value of your account at the time of Reorganization.

Question: What will happen if the Reorganization is not approved?

Answer: If shareholders of any one Fund fail to approve the Reorganization, none of the Funds will be reorganized and the Board will consider other alternatives for the Funds. In other words, approval of all of the Funds is necessary to proceed with the Reorganization.

Question: Why do I need to vote?

Answer: Your vote is needed to ensure that the proposal can be acted upon. Your immediate response by voting by proxy will help prevent the need for any further solicitations for a shareholder vote. We encourage all shareholders to participate.

Question: I am a small investor. Why should I bother to vote?

Answer: Your vote makes a difference. If other shareholders like you fail to vote, the Funds may not receive enough votes to go forward with the Special Meeting.

Question: How does the Board of Trustees suggest that I vote?

Answer: After careful consideration, the Board of Trustees of the Trust recommends that you vote “FOR” the Reorganization.

Question: Who is paying for expenses related to the Special Meeting?

Answer: The Funds’ investment adviser will pay all costs relating to the Reorganization, including the costs relating to the Special Meeting and this Proxy Statement/Prospectus.

Question: How do I cast my vote?

Answer: You may vote by completing, dating and signing a proxy card and mailing it as soon as you can. The shares of shareholders who complete and properly sign a proxy card and return it before the special meeting will be voted as directed by such shareholder at the special meeting and any adjournments or postponements of the special meeting. The shares of a shareholder who properly signs and returns a proxy card, but does not specify how to vote, will be voted for the Reorganization, except that proxy cards returned by a broker to indicate a broker non-vote will not be so voted and will not constitute a vote “for” or “against” the proposal.

Question: How may I revoke my proxy?

Answer: You may revoke your proxy before it is exercised at the Special Meeting, either by writing to the Secretary of the Trust at the address noted in the Proxy Statement/Prospectus or in person at the time of the Special Meeting or a duly executed proxy bearing a later date. Presence at the special meeting by a shareholder who has signed a proxy does not itself revoke the proxy.

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Question: Will the advisory fees and other fees change?

Answer: No, the investment advisory fees and, if applicable, distribution and Rule 12b-1 fees charged to your Fund will not change as a result of the Reorganization.

Question: What if a shareholder redeems shares of the Funds before the Reorganization takes place?

Answer: A shareholder may choose to redeem or exchange (if applicable) shares of a Fund before the reorganization takes place. If so, the redemption or exchange will be treated as a normal redemption or exchange of shares and generally will be a taxable transaction.

Question:  Who do I call if I have questions?

Answer: We will be happy to answer your questions about the proxy solicitation. Please call 1-800-251-1970 during normal business hours between 8 a.m. and 5 p.m. Pacific time.

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_________________________________________

COMBINED PROXY STATEMENT AND PROSPECTUS

NOVEMBER 16, 2004

FOR THE REORGANIZATION OF

PIA BBB Fund
PIA Equity Fund
PIA Short-Term Government Securities Fund
PIA Total Return Fund
each a series of
PIA MUTUAL FUND
1299 Ocean Avenue, Suite 210
Santa Monica, California 90401
1-800-251-1970

INTO

PIA BBB Fund
PIA Equity Fund
PIA Short-Term Government Securities Fund
PIA Total Return Fund
each a series of
ADVISORS SERIES TRUST
615 East Michigan Street
Milwaukee, Wisconsin 53202

_________________________________________

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board of Trustees of PIA Mutual Fund (the “Trust”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of the PIA BBB Bond Fund, PIA Equity Fund, PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund (each a “Fund,” and, collectively, the “Funds”), each a series of the Trust, to be held at the offices of the Funds’ investment adviser, Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California, 90401, on Thursday, December 23, 2004 at 10:00 a.m. Pacific time. At the Special Meeting, shareholders of the Funds will be asked:

To approve an Agreement and Plan of Reorganization between the Trust on behalf of the Funds and Advisors Series Trust (“AST Fund Group”), on behalf of newly created series of shares, named PIA BBB Bond Fund, PIA Equity Fund, PIA Short-Term Government Securities Fund (and PIA Total Return Bond Fund (each a “New Fund,” and, collectively, the “New Funds”), respectively, whereby each of the New Funds would acquire all of the assets and liabilities of the corresponding Fund in exchange for the corresponding New Fund’s shares which would be distributed pro rata by each New Fund to the holders of its shares in complete liquidation of the Funds (the “Reorganization”). A copy of the Agreement and Plan of Reorganization (the “Plan”) is attached hereto as Exhibit A. As a result of the Reorganization, each shareholder will become a shareholder of the corresponding New Fund, which will have identical investment objectives, policies, and strategies as the Fund it is acquiring.

•	To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

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Each Fund is a series of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) that is organized as a Massachusetts business trust. Each New Fund is a separate series of AST Fund Group, an open-end management company registered with the SEC that is organized as a Delaware statutory trust.

The following documents have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus:

From Post-Effective Amendment No. 165  of AST Fund Group, filed October 26, 2004 (SEC File No. 811-07959):

•	Prospectus and Statement of Additional Information of the PIA BBB Bond Fund, PIA Equity Fund, PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund of AST Fund Group.

From Post-Effective Amendment No. 37 of the Trust, filed March 29, 2004 (SEC File No. 811-04010):

•	Prospectuses of the PIA BBB Bond Fund, PIA Equity Fund, PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund of the Trust, dated March 29, 2004.

A copy of the New Funds’ prospectus is included in this mailing.

Additional information is set forth in the Statement of Additional Information dated November 16, 2004 relating to this Proxy Statement, which is also incorporated by reference into this Proxy Statement. Copies of these documents are available upon request and without charge by writing to Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California, 90401 or by calling 1-800-251-1970.

The Annual Report to Shareholders of the Trust for the fiscal year ended November 30, 2003, containing audited financial statements, and the Semi-Annual Report to Shareholders of the Trust for the six months ended May 31, 2004, containing unaudited financial statements, have been previously mailed to shareholders. Copies are available by writing or calling the Trust at the address or telephone number listed above. Because the New Funds, as series of AST Fund Group, have not yet commenced operations, no annual report to shareholders of the New Funds is available at this time.

This Proxy Statement/Prospectus sets forth the basic information you should know before voting on the proposal, and sets forth concisely the information about the New Funds that a prospective investor should know before investing. You should read it and keep it for future reference.

The Funds expect that this Proxy Statement will be mailed to shareholders on or about November 17, 2004.

Date: November 16, 2004

The SEC has not approved or disapproved these securities nor has it passed on the accuracy or adequacy of this combined proxy statement and prospectus. Any representation to the contrary is a criminal offense.

The shares offered by this Prospectus/Proxy Statement are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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I.  INTRODUCTION

A.	OVERVIEW

The Board of Trustees of the Trust (the “Board”) called the Special Meeting to ask shareholders to consider and vote on the Reorganization of the Funds into the corresponding New Funds, which are newly formed series of AST Fund Group. (AST Fund Group is a fund group comprised of mutual funds managed by different, unaffiliated investment advisers. Currently, there are approximately 17 mutual funds managed by 14 investment advisers.) The Board (including a majority of the independent trustees, meaning those trustees who are not “interested persons” of the Trust as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) believes that the Reorganization is in the best interests of the Funds and their shareholders, and approved the Reorganization at a Board meeting held on September 28, 2004, subject to the approval of the Funds’ shareholders.

The Board believes that the Reorganization is in the best interests of each Fund and its shareholders, that the terms of the Reorganization are fair and reasonable and that the interests of existing shareholders of the Funds will not be diluted as a result of the Reorganization. The factors considered by the Board in approving the Reorganization included, among other things, (1) the greater legal and regulatory resources of the AST Fund Group; (2) the investment objectives, policies and restrictions of the Funds are identical to those of the corresponding New Funds, (3) Pacific Income Advisers, Inc. will continue to manage the New Funds; (4) after the Reorganization, investment management, administrative services and other functions will be performed under contracts having substantially similar terms as the existing contracts; (5) the fees and expenses for the New Funds are expected to be virtually the same as fees and expenses for the Funds; (6) the Reorganization will result in no dilution of shareholders’ interests; and (7) the shareholders would likely not experience any adverse tax consequences.

The Board recommends that the shareholders of the Funds vote FOR the Plan.

Pacific Income Advisers, Inc. (the “Adviser”) currently serves as the investment adviser of the Funds and will also serve as the investment adviser to the New Funds.

The New Funds will have identical investment objectives, strategies and policies to those of the corresponding Funds. The Funds and the corresponding New Funds each seek to achieve their investment objectives by using the following strategies:

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Current Funds/New Funds	Investment Strategy
PIA BBB Bond Fund/PIA BBB Bond Fund,
The PIA BBB Bond Fund invests primarily (normally at least 80% of its net assets) in bonds rated BBB by Standard & Poor’s or Baa by Moody’s.

The weighted average duration of the PIA BBB Bond Fund will range from five to eight years. Higher duration indicates bonds are more sensitive to interest rate changes. Bonds with shorter duration reduce risk associated with interest rates. Duration is a measure of a debt security’s price sensitivity. Duration takes into account a debt security’s cash flows over time, including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due.

In selecting investments for the PIA BBB Bond Fund, Pacific Income Advisers, Inc., our investment adviser (the “Adviser”), will primarily consider credit quality, duration and yield. The Fund’s annual portfolio turnover rate may exceed 100%.

In its effort to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard & Poor’s or Baa by Moody’s, the PIA BBB Bond Fund may invest up to 20% of its assets in futures, options and other derivatives. The Fund may sometimes use derivatives as a substitute for taking a position in bonds rated BBB or Baa and/or as part of a strategy designed to reduce exposure to other risks.

PIA Equity Fund/ PIA Equity Fund,
The Equity Fund primarily invests in common stocks of U.S. companies. The Fund may invest in foreign securities but will not invest more than 10% of its total assets in such securities. The Equity Fund invests in common stocks of issuers that its investment adviser anticipates will have earnings which high earnings growth rates.. These stocks may exhibit some or all of the following characteristics:

●relative price earnings ratio less than that anticipated in the future
●relative dividend yield greater than that anticipated in the future
●increasing returns on equity
●increasing operating margins
●below average debt to equity ratio

The Equity Fund’s investment adviser actively trades its portfolio. The Equity Fund’s annual portfolio turnover rate may exceed 100%.

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Current Funds/New Funds	Investment Strategy
PIA Short-Term Government Securities Fund/PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund/ PIA Total Return Bond Fund
Each of the Short-Term Government Fund and the Total Return Bond Fund invests primarily in debt securities, although they differ significantly in the types of debt securities in which they primarily invest. The table below illustrates the differences between these Funds.

	Short-Term Government Fund	Total Return Bond Fund
1. Is investing in U.S. Government securities a primary investment strategy?	Yes	Yes
2. Is investing in debt securities issued by U.S. government entities a primary investment strategy?	No	Yes
3. Is investing in mortgage-backed or asset-backed securities a primary investment strategy	Yes	Yes

The Short-Term Government Fund and the Total Return Bond Fund also differ in the credit quality of the securities in which they invest. The Short-Term Government Fund primarily invests in U.S. Government securities but may also invest in securities rated A or better by a nationally recognized rating agency. The Total Return Bond Fund may invest in securities rated less than A, including up to 10% of its assets in securities rated BB, Ba or B by a nationally recognized rating agency.

The weighted average duration of the portfolios of the Short-Term Government Fund and the Total Return Bond Fund will differ. Duration is a measure of a debt security’s price sensitivity. Higher duration indicates bonds are more sensitive to interest rate changes. Bonds with shorter duration reduce risk associated with interest rates. Duration takes into account a debt security’s cash flows over time including the possibility that a debt security might be prepaid by the issuer or redeemed by the holder prior to its stated maturity date. In contrast, maturity measures only the time until final payment is due. The weighted average duration of the portfolios of the Short-Term Government Fund and the Total Return Bond Fund will range as follows:

	Short End	Long End
Short-Term Government Fund	6 months	3 years
Total Return Bond Fund	1 year	10 years

In selecting investments for the Short-Term Government Fund and the Total Return Bond Fund, the investment adviser primarily will consider credit quality, duration and yield. The investment adviser actively trades each Fund’s portfolio. Each Fund’s annual portfolio turnover rate may exceed 100%.

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Investment in each New Fund will be subject to identical risks as investment in the corresponding Fund. In addition, the purchase, distribution, redemption and other service arrangements of each New Fund will be similar to the current arrangements of the corresponding Fund. The main difference will be that the New Funds will use U.S. Bancorp Fund Services, LLC as their transfer agent rather than UMB Fund Services, Inc.

The Reorganization should constitute a tax-free reorganization for federal income tax purposes and will not affect the federal tax status of Fund shares held before the Reorganization. Therefore, shareholders should not recognize any gain or loss on their Fund shares for federal income tax purposes as a result of the Reorganization. Furthermore, the Adviser will pay the costs of the Reorganization and the Special Meeting. The Adviser will also incur the costs associated with the solicitation of proxies, including the cost of copying, printing and mailing proxy materials. In addition to solicitations by mail, the Adviser and the Board also may solicit proxies, without special compensation, by telephone, facsimile or otherwise.

As with most funds, the New Funds, like the Funds, may expose shareholders to certain market risks that could cause shareholders to lose money, particularly a sudden decline in a holding’s share price or an overall decline in the stock or bond market or circumstances affecting small to medium-sized companies. The New Funds, like the Funds, will be subject to the following risks:

Current Funds / New Funds	Investment Risks
PIA BBB Bond Fund/ PIA BBB Bond Fund
Market Risk: The prices of the securities in which the PIA BBB Bond Fund invests may decline for a number of reasons.

Interest Rate Risk: In general, the value of bonds and other debt securities falls when interest rates rise. Longer-term obligations are usually more sensitive to interest rate changes than shorter-term obligations. There have been extended periods of increases in interest rates that have caused significant declines in bond prices.

Credit Risk: The issuers of the bonds and other debt securities held by the PIA BBB Bond Fund may not be able to make interest or principal payments. Even if these issuers are able to make interest or principal payments, they may suffer adverse changes in financial condition that would lower the credit quality of the security, leading to greater volatility in the price of the security.

Prepayment Risk: Issuers of securities held by the PIA BBB Bond Fund may be able to prepay principal due on securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gains when interest rates decline, and may offer a greater potential for loss when interest rates rise. Rising interest rates may cause prepayments to occur at a slower than expected rate thereby increasing the duration of the security and making the security more sensitive to interest rate changes.

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Current Funds / New Funds	Investment Risks

PIA Equity Fund/ PIA Equity Fund,
Market Risk: The prices of the securities, particularly the common stocks, in which the Equity Fund invests, may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged.

Smaller Capitalization Companies Risk: Smaller capitalization companies (i.e., companies with a market capitalization of $4 billion or less) typically have relatively lower revenues, limited product lines, lack of management depth and a smaller share of the market for their products or services than larger capitalization companies. The stocks of smaller capitalization companies tend to have less trading volume than stocks of larger capitalization companies. Less trading volume may make it more difficult for the investment adviser to sell stocks of smaller capitalization companies at quoted market prices. Finally there are periods when investing in smaller capitalization stocks falls out of favor with investors and the stocks of smaller capitalization companies underperform.

Non-diversification Risk: The Equity Fund is a non-diversified investment company. As such it will invest in fewer securities than diversified investment companies and its performance may be more volatile. If the securities in which the Fund invests perform poorly, the Fund could incur greater losses than it would have had it invested in a greater number of securities.

High Portfolio Turnover Risk: High portfolio turnover necessarily results in correspondingly greater transaction costs (such as brokerage commissions or markups or markdowns) which the Equity Fund must pay and increased realized gains (or losses) to investors. Distributions to shareholders of short-term gains are taxed as ordinary income under federal income tax laws.

PIA Short-Term Government Securities Fund/ PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund/ PIA Total Return Bond Fund
Market Risk: The prices of the securities in which the Short-Term Government Fund and Total Return Bond Fund invest may decline for a number of reasons.

Interest Rate Risk: As described above.

Credit Risk: As described above.

Prepayment Risk: As described above.

Risks Associated with Mortgage-Backed Securities: These include Market Risk, Interest Risk, Credit Risk, Prepayment Risk as well as the risk that the structure of certain mortgage-backed securities may make their reaction to interest rates and other factors difficult to predict, making their prices very volatile.

Liquidity Risk: Low or lack of trading volume may make it difficult to sell securities held by the Short-Term Government Fund and Total Return Bond Fund at quoted market prices.

Non-diversification Risk: As described above.

High Portfolio Turnover Risk: As described above.

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B.    COMPARISON FEE TABLE AND EXAMPLE

The following Summary of Fund Expenses shows the fees for each of the Funds (based on the Fund’s current fees from December 1, 2003 through May 31, 2004 and asset levels as of May 31, 2004) and each New Fund (based on estimates of the New Fund’s fees for the current fiscal year ending November 30, 2004).

	PIA BBB Bond Fund (Current Fund)	PIA BBB Bond Fund (New Fund) (Proforma)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales (load) charge	None	None
Redemption fee and Exchange fee (The Fund’s authorized intermediary charges a $15 fee for wire redemptions)	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee[1]	0.41%	0.41%
Management Fee Waiver[1]	-0.41%	-0.41%
Other Expenses[2]	2.39%	2.37%
Total Annual Fund Operating Expenses[3,4]	2.39%	2.37%
____________________________
1	The Adviser does not charge management fees to the Fund or New Fund. However, investors in the Fund and New Fund will be charged management fees by the Adviser and persons other than the Adviser, as described below. The following are eligible to invest in the Fund and New Fund: (a) investment advisory clients of the Adviser and (b) participants in “wrap-fee” programs sponsored by investment advisers unaffiliated with the Fund, New Fund or the Adviser (“sponsors”) that are advised by the Adviser. Clients of the Adviser pay the Adviser an investment advisory fee to manage their assets, including assets invested in the Fund and New Fund. Clients of the Adviser should read carefully any investment advisory agreement with the Adviser, which will disclose the investment advisory fee charged by the Adviser. Participants in “wrap-fee” programs should read carefully the “wrap-fee” brochure for these programs provided by the sponsor. The brochure is required to include information about the fees charged by the sponsor and the fees paid by the sponsor to the Adviser. Investors pay no additional fees or expenses to purchase shares of the Fund and New Fund. The Management Fees in the table above represent the amount that the Adviser currently believes it would charge for providing similar portfolio management services to other similar mutual fund portfolios. This amount is offset by a “Management Fee Waiver” in the table above because the Adviser does not charge any management fees to the Fund and New Fund.

2	Other Expenses are based on estimated amounts for the current fiscal year.

3	Please note that the expense information for the Fund in the table above is based on the Fund's current operating level through May 31, 2004, and does not reflect the results of the Fund's as of its last completed fiscal year. Current figures for the Fund are included so that shareholders are able to compare the present operations of the Fund with the operations of the New Fund if the transaction is approved. The New Fund’s expense information based on estimates of the New Fund’s fees for the current fiscal year ending November 30, 2004. If the table was based on the Fund's total average net assets as of the date of its last completed fiscal year, the Other Expenses shown would be 0.56% and the Total Annual Fund Operating Expenses would be 0.97%.

4	Expense reimbursements. The Adviser will reimburse the Fund and New Fund to the extent necessary to ensure that the Total Annual Fund Operating Expenses do not exceed 0.00%. The Adviser will continue the expense reimbursement for an indefinite period, but may discontinue reimbursing the Fund and New Fund at any time. The Adviser may discontinue reimbursing the Fund and New Fund as long as it provides shareholders of the Fund and New Fund with written notice six months in advance of the discontinuance. The Adviser may not recoup expense reimbursements in future periods. With the voluntary reimbursement, the net fund operating expenses are:

Fund	Amount
BBB Bond Fund	0.00%

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	PIA Equity Fund (Current Fund)	PIA Equity Fund (New Fund) (Proforma)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales (load) charge (as a percentage of purchase or sale price, whichever is less)	None	None
Redemption fee and Exchange fee[1]	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	1.00%	1.00%
Distribution and/or Service (12b-1) Fees	0.50%	0.50%
Other Expenses[1]	3.44%	3.40%
Total Annual Fund Operating Expenses[2,3]	4.94%[2,3]	4.90%
_________________
1	Expense information reflects estimated expenses for the current year.

2	Please note that the expense information for the Fund in the table above is based on the Fund's current operating level through May 31, 2004, and does not reflect the results of the Fund's as of its last completed fiscal year. Current figures for the Fund are included so that shareholders are able to compare the present operations of the Fund with the operations of the New Fund if the transaction is approved. The New Fund’s expense information based on estimates of the New Fund’s fees for the current fiscal year ending November 30, 2004. If the table was based on the Fund's total average net assets as of the date of its last completed fiscal year, the Other Expenses shown would be 3.88% and the Total Annual Fund Operating Expenses would be 5.38%.

3	Expense reimbursements. During the fiscal year ended November 30, 2003, the Adviser voluntarily reimbursed the Fund to the extent necessary to limit Total Annual Operating Expenses for Fund to an annual rate of 2.50%. The Adviser. has agreed to reimburse the Fund and New Fund indefinitely to the extent necessary to limit Total Annual Operating Expenses to the amount stated below. The Adviser may discontinue reimbursing the Fund and New Fund at any time. With the voluntary reimbursement, the net fund operating expenses are:

Fund	Amount
Equity Fund	2.50%

	PIA Short-Term Government Securities Fund (Current Fund)	PIA Short-Term Government Securities Fund (New Fund) (Proforma)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales (load) charge (as a percentage of purchase or sale price, whichever is less)	None	None
Redemption fee and Exchange fee	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fee	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	0.10%	0.10%
Other Expenses[1]	0.31%	0.30%
Total Annual Fund Operating Expenses[2,3]	0.61%[2,3]	0.60%
_________________
1	Expense information reflects estimated expenses for the current year.

2	Please note that the expense information for the Fund in the table above is based on the Fund's current operating level through May 31, 2004, and does not reflect the results of the Fund's as of its last completed fiscal year. Current figures for the Fund are included so that shareholders are able to compare the present operations of the Fund with the operations of the New Fund if the transaction is approved. The New Fund’s expense information based on estimates of the New Fund’s fees for the current fiscal year ending November 30, 2004. If the table was based on the Fund's total average net assets as of the date of its last completed fiscal year, the Other Expenses shown would be 0.31% and the Total Annual Fund Operating Expenses would be 0.61%.

3	Expense reimbursements. During the fiscal year ended November 30, 2003, the Adviser voluntarily reimbursed the Fund to the extent necessary to limit Total Annual Operating Expenses for Fund to an annual rate of 0.35%. The Adviser has agreed to reimburse the Fund and New Fund indefinitely to the extent necessary to limit Total Annual Operating Expenses to the amount stated below. The Adviser may discontinue reimbursing the Fund and New Fund at any time. With the voluntary reimbursement, the net fund operating expenses are:

Fund	Amount
Short-Term Government Fund	0.35%

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	PIA Total Return Bond Fund (Current Fund)	PIA Total Return Bond Fund (New Fund) (Proforma)
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	None	None
Maximum deferred sales (load) charge	None	None
Redemption fee and Exchange fee[1]	None	None

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.30%	0.30%
Distribution and/or Service (12b-1) Fees	0.10%	0.10%
Other Expenses[1]	0.44%	0.38%
Total Annual Fund Operating Expenses[2]	0.84%[2]	0.78%

____________________________
[1]	Expense information reflects estimated expenses for the current year.

2	Please note that the expense information for the Fund in the table above is based on the Fund's current operating level through May 31, 2004, and does not reflect the results of the Fund's as of its last completed fiscal year. Current figures for the Fund are included so that shareholders are able to compare the present operations of the Fund with the operations of the New Fund if the transaction is approved. The New Fund’s expense information based on estimates of the New Fund’s fees for the current fiscal year ending November 30, 2004. If the table was based on the Fund's total average net assets as of the date of its last completed fiscal year, the Other Expenses shown would be 0.37% and the Total Annual Fund Operating Expenses would be 0.77%.

2	Expense reimbursements. During the fiscal year ended November 30, 2003, the Adviser voluntarily reimbursed the Fund to the extent necessary to limit Total Annual Operating Expenses for Fund to an annual rate of 0.50%. The Adviser has agreed to reimburse the Fund and New Fund indefinitely to the extent necessary to limit Total Annual Operating Expenses to the amount stated below. The Adviser may discontinue reimbursing the Fund and New Fund at any time. With the voluntary reimbursement, the net fund operating expenses are:

Fund	Amount
Total Return Bond Fund	0.50%

Examples

The examples set forth below are intended to help you compare the cost of investing in the Funds with the cost of investing in the New Funds. The examples assume that you invest $10,000 in the specified Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The examples also assume that your investment has a 5% return each year, that all dividends and other distributions are reinvested and that total operating expenses for each Fund are those shown in the table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
PIA BBB Bond Fund(1)	$242	$745	NA	NA
PIA BBB Bond Fund (NEW)	$240	$739	NA	NA

(1)	Please note that the example figures for the Fund are based on the Fund’s current average net assets. If, as in the Fund’s prospectus, the Fund's total average net assets as of the previous fiscal year were reflected, the estimated example figures for one year and three years would be $57, and $179 respectively.

	One Year	Three Years	Five Years	Ten Years
PIA Equity Fund(1)	$494	$1,483	$2,474	$4,955
PIA Equity Fund (NEW)	$490	$1,472	$2,456	$4,925

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(1)	Please note that the example figures for the Fund are based on the Fund’s current average net assets. If, as in the Fund’s prospectus, the Fund's total average net assets as of the previous fiscal year were reflected, the estimated example figures for one year, three years, five years, and ten years would be $253, $1,352, $2,442, and $5,132 respectively.

	One Year	Three Years	Five Years	Ten Years
PIA Short-Term Government Securities Fund(1)	$62	$195	$340	$762
PIA Short-Term Government Securities Fund (NEW)	$61	$192	$335	$750

(1)	Please note that the example figures for the Fund are based on the Fund’s current average net assets. If, as in the Fund’s prospectus, the Fund's total average net assets as of the previous fiscal year were reflected, the estimated example figures for one year, three years, five years, and ten years would be $36, $169, $314, and $737 respectively.

	One Year	Three Years	Five Years	Ten Years
PIA Total Return Bond Fund(1)	$86	$268	$466	$1,037
PIA Total Return Bond Fund (NEW)	$80	$249	$433	$966

(1)	Please note that the example figures for the Fund are based on the Fund’s current average net assets. If, as in the Fund’s prospectus, the Fund's total average net assets as of the previous fiscal year were reflected, the estimated example figures for Class A for one year, three years, five years, and ten years would be $51, $219, $401, and $929 respectively.

C.     THE PROPOSAL

The following is a summary of key information concerning the Reorganization. Keep in mind that more detailed information appears in the Plan, a copy of which is attached to this Proxy Statement/Prospectus as Exhibit A, and in the prospectuses and statements of additional information incorporated by reference into this Proxy Statement/Prospectus.

1.     Summary of the Proposed Reorganization

At the Special Meeting, the shareholders of the Funds will be asked to approve the Plan. Upon approval by the shareholders of the Funds, the Reorganization will involve the transfer of all of the assets and liabilities of the Fund to the corresponding New Fund in exchange for that New Fund’s shares. Upon the transfer of all of the assets to and assumption of all of the liabilities of each Fund by the corresponding New Fund, the corresponding New Fund will distribute to the appropriate Fund that number of full and fractional New Fund shares having an aggregate net asset value equal to the aggregate net asset value of the Fund as of the close of business on the business day preceding the closing (the “Closing”) of the Reorganization (the “Valuation Date”). Portfolio securities of the Funds will be valued in accordance with the valuation practices of the Funds. Valuation procedures of the New Funds are the same as the valuation procedures of the Funds.

Immediately after the transfer of the Funds’ assets to the New Funds, each Fund will distribute the corresponding New Fund shares to its shareholders by establishing accounts on the New Fund’s share records in the names of those shareholders representing the respective pro rata number of New Fund Shares deliverable to them, in complete liquidation of the Fund. The distribution will be accomplished by the establishment of accounts on the share records of the New Funds in the name of each shareholder of the Funds, each representing the respective pro rata number of full and fractional shares of the New Funds due each of those shareholders. Certificates evidencing the New Fund Shares will not be issued to the Fund’s shareholders.

Upon completion of the Reorganization, each shareholder of a Fund will own that number of full and fractional shares of the corresponding New Fund having an aggregate net asset value equal to the aggregate net asset value of such shareholder’s shares held in that Fund as of the close of business on the Valuation Date.

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Until the Closing, shareholders of the Funds will continue to be able to redeem their shares at the net asset value next determined after receipt by the Funds’ transfer agent of a redemption request in proper form. Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption or purchase of shares of the corresponding New Fund received by the shareholder in connection with the Reorganization. After the Reorganization, all of the issued and outstanding shares of each Fund will be canceled on the books of that Fund and the transfer books of the Fund will be permanently closed.

The Reorganization is subject to a number of conditions, including, without limitation, the approval of the Plan and the transactions contemplated thereby described in this Proxy Statement/Prospectus by the shareholders of all of the Funds, the receipt of a legal opinion from counsel to AST Fund Group with respect to certain tax issues, the parties’ performance in all material respects of their respective agreements and undertakings in the Plan and effective registration of the New Funds. Assuming satisfaction of the conditions in the Plan, the Reorganization is expected to be effective on December 23, 2004, or such other date as is agreed to by the parties.

The Plan may be amended by the mutual consent of the parties thereto, notwithstanding approval thereof by Fund shareholders, provided that no such amendment will have a material adverse effect on the interests of such shareholders without their further approval. In addition, the Plan may be terminated with respect to any Fund at any time prior to the Closing by either party thereto upon notice to the other.

2.    Description of the New Funds’ Shares

Each New Fund share issued to the corresponding Fund shareholders pursuant to the Reorganization will be duly authorized, validly issued, fully paid and nonassessable when issued, and will be transferable without restriction and will have no preemptive or conversion rights. Each New Fund’s shares will be sold and redeemed based upon the net asset value of the New Fund next determined after receipt of the purchase or redemption request, as described in the New Fund’s Prospectus.

3.    Reasons for the Reorganization

The complexity of the legal and regulatory compliance functions of the Funds has increased significantly in recent years, and may continue to increase in the foreseeable future. Due to the increased complexity, the Board of Trustees and management of the Trust believe that it is in the best interests of the Funds’ shareholders to have the Funds be part of a larger mutual fund complex that has greater legal and regulatory compliance resources. AST Fund Group, a multi-adviser, multi-fund complex, is larger than the Trust, and has greater legal and regulatory compliance resources to enable the Funds to comply with the applicable rules and regulations.

The Board based its decision to approve the Plan by determining the following factors, among others:

  that the AST Fund Group has greater legal and regulatory compliance resources than the Trust;
  that the investment objectives, policies and restrictions of the Funds are identical to those of the corresponding New Funds;
  that Pacific Income Advisers, Inc. will continue to manage the New Funds;
  that after the Reorganization, investment management, administrative services and other function will be performed under a contract having substantially similar terms as the existing contract;

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  that the fees and expenses for the New Funds are expected to be virtually the same as fees and expenses for the Funds;
  that the Reorganization will result in no dilution of shareholders’ interests; and
  that the shareholders would likely not experience any adverse tax consequences.

If the Plan is not approved by the Funds’ shareholders, then the Funds will continue to operate as separate open-end management companies and series of the Trust, or the Board may take any further action as it deems to be in the best interests of the Funds and its shareholders, including liquidation, subject to approval by the Funds’ shareholders if required by applicable law.

4.    Federal Income Tax Consequences

As a condition of the Reorganization, the Funds and the New Funds will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes under Section 368(a) of the Internal Revenue Code of 1986, as amended, and will not affect the federal tax status of Fund shares held before the Reorganization. Therefore, neither the Funds, the New Funds, nor their shareholders should recognize any gain or loss for federal income tax purposes as a result of the Reorganization. In addition, the tax basis of, and the holding period for, the New Fund shares received by each shareholder of the corresponding Fund in the Reorganization will be the same as the tax basis of, and the holding period for, the Fund shares given up by such shareholder in the Reorganization (provided that, with respect to the holding period for the corresponding New Fund shares received, the Fund shares given up must have been held as capital assets by the shareholder).

The Reorganization is not expected to result in the recognition of gain or loss, for federal income tax purposes, by the Funds or their respective shareholders. Since its inception, each Fund believes it has qualified as a “regulated investment company” under the Code. Accordingly, each Fund believes it has been, and expects to continue to be, relieved of any federal income tax liability on its taxable income and gains distributed to shareholders.

Provided that the Reorganization so qualifies, and the Funds are so treated, for U.S. federal income tax purposes, generally:

•	None of the Funds will recognize any gain or loss as a result of the Reorganization;

•	A Fund shareholder will not recognize any gain or loss as a result of the receipt of New Fund shares in exchange for such shareholder’s Fund shares pursuant to the Reorganization; and

•	A Fund shareholder’s aggregate tax basis in New Fund shares received pursuant to the Reorganization will equal such shareholder’s aggregate tax basis in the Fund shares held immediately before the Reorganization.

Subject to limited exceptions, most states use federal taxable income as a taxable base in determining state tax treatment. Consequently, the Trust believes that the state income tax treatment of the Reorganization for most shareholders is likely to be the same as the federal tax consequences. Although the Trust is not aware of any adverse state income tax consequences, the Trust has not made any investigation as to those consequences for the shareholders. Because each shareholder may have unique tax issues, shareholders should consult their own tax advisers.

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5.    Comparison of Shareholder Rights

Set forth below is a discussion of the material differences in the rights of shareholders of the Funds and the rights of shareholders of the New Funds.

Governing Law. The Funds are separate series of the Trust, which is organized as a Massachusetts business trust. The New Funds are separate series of AST Fund Group, which is organized as a Delaware statutory trust. The Funds, like the New Funds, are authorized to issue an unlimited number of shares of beneficial interest, with par value of $0.01 per share. The Trust’s operations are governed by its Agreement and Declaration of Trust, By-Laws, and applicable trust laws of the Commonwealth of Massachusetts. AST Fund Group’s operations are governed by a similar Declaration of Trust and By-Laws, and applicable trust laws of the State of Delaware.

Shareholder Liability. Massachusetts’ laws do not explicitly provide a limitation of liability for shareholders or trustees of a Massachusetts business trust. Under both the Trust’s Agreement and Declaration of Trust and By-Laws, the Funds indemnify shareholders and former shareholders against loss and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the Funds or New Funds, and not because of his or her acts or omissions.

Under Delaware law, trustees and shareholders of a statutory trust are generally afforded by statute the same limited liability as their corporate counterparts and are permitted liberal indemnification rights. The risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which both inadequate insurance exists and the New Fund is unable to meet its obligations. Under AST Fund Group’s Declaration of Trust and By-laws, and the New Funds are required to indemnify shareholders and former shareholders against loss and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the New Funds, and not because of his or her acts or omissions.

Board of Trustees. Both the Trust and AST Fund Group have a Board of Trustees. The composition of the Board of the Trust is different from that of AST Fund Group, both in terms of membership and size. The Board of Trustees of the Trust is comprised of four trustees, one of whom is an interested person as that term is defined under the 1940 Act. The Board of Trustees for the AST Fund Group has six trustees, one of whom is an interested person as that term is defined under the 1940 Act. For more information, refer to the March 29, 2004 Statements of Additional Information for the Funds and the October 26, 2004 Statement of Additional Information for the New Funds, which are incorporated by reference into this Proxy Statement/Prospectus.

Classes. Each of the Funds is a separate series of the Trust with no separate classes of shares. The New Funds are separate series of AST Fund Group and each New Fund may include more than one class of shares. Currently, none of the Funds have more than one class of shares. AST Fund Group has reserved the right to create and issue additional classes. Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class. Shares of each series or class generally vote together, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of a distribution plan for a particular class.

6.    Capitalization

The capitalization of the Funds as of May 31, 2004 and the New Funds’ pro forma capitalization as if the Reorganization occurred on that date are as follows:

(unaudited)	CURRENT FUND	NEW FUND
	PIA BBB Bond Fund	PIA BBB Bond Fund
Aggregate Net Assets	$31,342,552	$31,342,552
Shares Outstanding	3,232,864	3,232,864
Net Asset Value Per Share	$9.69	$9.69

	PIA Equity Fund	PIA Equity Fund
Aggregate Net Assets	$3,823,676	$3,823,676
Shares Outstanding	184,390	184,390
Net Asset Value Per Share	$20.74	$20.74

	PIA Short-Term Government Securities Fund	PIA Short-Term Government Securities Fund
Aggregate Net Assets	$48,303,192	$48,303,192
Shares Outstanding	4,796,463	4,796,463
Net Asset Value Per Share	$10.07	$10.07

	PIA Total Return Bond Fund	PIA Total Return Bond Fund
Aggregate Net Assets	$18,869,985	$18,869,985
Shares Outstanding	1,026,180	1,026,180
Net Asset Value Per Share	$18.39	$18.39

II.  COMPARISON INFORMATION ABOUT THE NEW FUNDS AND THE FUNDS

A.	INVESTMENT OBJECTIVES, STRATEGIES, AND RESTRICTIONS

The New Funds’ investment objectives, policies, strategies and risks are identical to those of each corresponding Fund. The following discussion is qualified in its entirety by the more extensive discussion set forth in the Prospectuses of the New Funds dated October 26, 2004 which is incorporated by reference into this Proxy Statement/Prospectus.

1.     Investment Objectives

The Funds and the corresponding New Funds have the same investment objectives.

PIA BBB Bond Fund - The PIA BBB Bond Fund seeks to provide a total rate of return that approximates that of bonds rated within the BBB category by Standard & Poor’s and the Baa category by Moody’s.

PIA Short-Term Government Securities Fund - The Short-Term Government Fund seeks a high level of current income, consistent with low volatility of principal through investing in short-term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

PIA Total Return Bond Fund - The Total Return Bond Fund seeks to maximize total return through investing in bonds, while minimizing risk as compared to the market.

PIA Equity Fund - The Equity Fund seeks long-term growth of capital. The PIA Equity Fund primarily invests in common stocks of U.S. companies.

The Funds’ and the New Funds’ investment objective (as well as their investment strategies set forth above) may not be changed without shareholder approval.

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2.     Investment Strategies

In selecting investments for the New Funds, the Adviser will employ the identical strategy it used for each of the Funds.

3.     Fundamental Investment Restrictions and Investment Limitations

The New Funds will have identical investment restrictions and limitations to those of the corresponding Funds. The Funds and the corresponding New Funds each seek to achieve their investment objectives by using the following restrictions and limitations.

Each of the New Funds may not purchase any security, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (“U.S. Government securities”), if as a result more than 5% of such New Fund’s total assets (taken at current value) would then be invested in securities of a single issuer; provided; however, that 50% of the total assets of each of the PIA Equity Fund and the PIA Total Return Bond Fund may be invested without regard to this restriction and 25% of the net assets of the PIA BBB Bond Fund and the PIA Short-Term Government Fund may be invested without regard to this restriction.

Each of the New Funds may not:

1.      Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan.

2       Borrow (for temporary or emergency purposes and not for the purpose of leveraging its investments) in an amount exceeding 33 1/3% of the value of its total assets, and, in the event that market conditions or other factors result in the Fund’s borrowed amounts exceeding 33 1/3% of its assets (including amounts borrowed), the Fund will reduce the amount of its borrowing to an extent and in such a manner required by the 1940 Act.

3.      Purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving currencies and futures contracts and options thereon or investing in securities or other instruments that are secured by physical commodities.

4.      Invest 25% or more of the value of its net assets in the securities of companies engaged in any one industry (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities or securities of other investment companies).

5.      Issue senior securities, such as shares having priority over other shares as to the payment of dividends, or as defined in the 1940 Act, except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, mortgages or pledges, or (b) entering into options, futures, currency contract or repurchase transactions.

6.      Purchase or sell real estate; however, a Fund may invest in debt securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein, including real estate investment trusts.

7.      Act as an underwriter except to the extent a Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

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The New Funds observe the following policies, which are deemed non-fundamental and which may be changed without shareholder vote. Each New Fund may not:

1.      Invest, in the aggregate, more than 15% of its net assets in securities that are illiquid.

2.      Purchase more than 3% of any other investment company’s voting securities or make any other investment in other investment companies except as permitted by the 1940 Act.

3.      Make any change in its investment policy of investing at least 80% of its net assets in the investments suggested by the Fund’s name without first providing the Fund’s shareholders with at least 60 days’ prior notice.

Except with respect to borrowing and illiquid securities, if a percentage restriction described in the New Funds’ Prospectus or Statement of Additional Information is adhered to at the time of investment, a subsequent increase or decrease in a percentage resulting from a change in the values of assets will not constitute a violation of that restriction.

In accordance with the requirements of Rule 35d-1 under the 1940 Act, it is a non-fundamental policy of each New Fund to normally invest 80% of the value of its net assets, plus borrowings for investment purposes, in the particular type of investments suggested by the New Fund’s name. If the Board of Trustees determines to change this non-fundamental policy for the New Funds, the New Fund will provide 60 days prior notice to the shareholders before implementing the change of policy. Any such notice will be provided in plain English in a separate written disclosure document containing the following prominent statement in bold-type: “Important Notice Regarding Change in Investment Policy.” If the notice is included with other communications to shareholders, the aforementioned statement will also be included on the envelope in which the notice is delivered.

B.	DISTRIBUTION AND SHAREHOLDER SERVICES

1.     Distribution

Syndicated Capital Inc. (“Syndicated”), an affiliate of the Adviser, acts as the distributor for the Funds and, upon completion of the Reorganization, will act as distributor for the New Funds. As such, Syndicated is responsible for all purchases, sales, redemptions, and other transfers of shares. As distributor, Syndicated also provides certain administrative services. Shares of the Funds and the New Funds are offered for sale on a continuous basis at net asset value per share. Syndicated is a registered broker-dealer and member of the National Association of Securities Dealers, Inc.

2.     Distribution Plan

Under a distribution plan adopted in accordance with Rule 12b-1 under the 1940 Act, PIA Equity Fund, the PIA Short-Term Government Securities Fund and the PIA Total Return Bond Fund are authorized to make payments whereby each such Fund pays the Adviser or other financial institutions up to 0.10% of the Short-Term Government Fund’s and Total Return Bond Fund’s average daily net assets and up to 0.50% of the Equity Fund’s average daily net assets of its shares covered for to pay sales, distribution and other fees for the sale of their shares and for services provided to investors. Each of the Fund’s Rule 12b-1 plan is a compensation plan, which means that the fees paid by the Fund under the plan are intended to compensate (rather than reimburse) for services rendered.

Under a distribution plan adopted in accordance with Rule 12b-1 under the 1940 Act, the new PIA Equity Fund, the new PIA Short-Term Government Securities Fund and the new PIA Total Return Bond Fund are authorized to pay the Adviser, as the distribution coordinator, for services primarily intended to result in the sale of the PIA Equity Fund, the PIA Short-Term Government Securities Fund and the PIA Total Return Bond Fund or the servicing of shareholders at the annual rate of up to 0.10% of the Short-Term Government Fund’s and Total Return Bond Fund’s average daily net assets and up to 0.50% of the Equity Fund’s average daily net assets of its shares covered. Like the Funds’ Rule 12b-1 plan, the New Funds’ Rule 12b-1 plan is a compensation plan because payments under the plan are made for services rendered regardless of the level of expenditures made by the Adviser.

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C.	PURCHASE AND REDEMPTION PROCEDURES

For the sake of simplicity, the discussion below references only the New Funds, but also describes the purchase and redemption procedures of the Funds as the Funds and the New Funds have identical purchase and redemption procedures.

1.    Purchasing Information

Shares of the New Funds are offered at the next offering price, which is the net asset value per share of the New Fund, computed after the purchase order and funds are received by the New Fund’s transfer agent.

Shares of the PIA BBB Bond Fund are only offered to investment advisory clients of the Adviser either directly by the Adviser or through special arrangements entered into on behalf of the Fund with certain broker-dealers, financial institutions or other service providers (“Servicing Agents”). These Servicing Agents will become shareholders of record of the Fund and have established procedures that investors must follow in purchasing shares. Such procedures need not be identical among Servicing Agents. These procedures should be carefully reviewed by investors.

Servicing Agents may charge fees to their customers for the services they provide them. Also, the New Fund and/or the Adviser may pay fees to Servicing Agents to compensate them for the services the Servicing Agents provide to their customers. Further, the New Fund may authorize Servicing Agents to accept purchase orders on behalf of the New Fund and to designate other Servicing Agents to accept purchase orders on the New Fund’s behalf. This means that the New Fund will process the purchase order at the net asset value that is determined following the Servicing Agent’s (or its designee’s) acceptance of the purchase order.

Minimum Investments

To invest start or add to an account with the New Funds, a shareholder must invest at least the minimum amount, as indicated below:

Investment Minimums	PIA BBB Bond Fund
THE MINIMUM INITIAL INVESTMENTS ARE:
Regular (New Investor)	$1,000
Retirement Accounts	$100
Automatic Investment Plans	$100

ADDITIONAL INVESTMENT
Retirement Plans	$100
Automatic Investment Plans	$100

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Investment Minimums	PIA Equity Fund, PIA Short-Term Government Securities Fund, PIA Total Return Bond Fund
THE MINIMUM INITIAL INVESTMENTS ARE:
Regular (New Investor)	$1,000
Retirement Accounts	$100
Automatic Investment Plans	$100

ADDITIONAL INVESTMENT
Retirement Plans	$50
Automatic Investment Plans	$50

The New Funds may reduce or waive the minimum investment requirements for: certain retirement and other employee benefit plans; for the Adviser’s employees, clients and their affiliates; for investment advisers or financial institutions offering investors a program of services; or any other person or organization deemed appropriate by the New Funds. The New Funds also offer an automatic investment plan, whereby an existing shareholder may purchase addition shares of the New Funds through an Automated Clearing House arrangement. In addition, the New Funds, at the direction of the Board of Trustees of the AST Fund Group, may cease taking purchase orders at any time when it believes that it is in the best interest of current shareholders.

2.     Redemption Information

Shares of each New Fund are sold at the next offering price, which is the net asset value per share of the New Fund, computed after the request is received by the New Funds’ transfer agent on any day the New Funds and the NYSE are open for business. The New Funds offer a Systematic Withdrawal Plan that allows shareholders to have regular monthly payments redeemed from their account. The New Funds may redeem an account if the total value of the account falls below $500 due to redemptions after giving shareholders at least 30 days’ prior written notice of this redemption. The New Funds have also reserved the right to redeem shares “in kind.”

D.     SERVICE PROVIDERS

The Funds’ investment adviser is Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California, 90401. UMB Fund Services, Inc., serves as the Funds’ administrator.  Syndicated Capital, Inc., an affiliate of the Adviser, 1299 Ocean Avenue, Suite 210, Santa Monica, California, 90401, serves as the Funds’ distributor. The Funds’ transfer and dividend disbursing agent is UMB Fund Services, Inc. U.S. Bank, National Association, serves as the custodian for the portfolio securities, cash and other assets of the Funds. PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York, 10036, serves as the Funds’ Independent Registered  Public Accounting Firm and audits the financial statements and the financial highlights of the Funds.

The New Funds will have the same investment adviser, custodian and distributor as the Funds. U.S. Bancorp Fund Services, LLC (“USBFS”), 615 East Michigan Street, Milwaukee, Wisconsin, 53202, serves as the New Funds’ administrator. Upon completion of the Reorganization, USBFS will serve as the New Funds’ transfer and dividend disbursing agent. The contracts with these service providers, including U.S. Bancorp Fund Services, LLC, will have substantially similar terms as the existing contracts. Tait, Weller & Baker will serve as the New Funds’ independent public accountants.

III.  VOTING INFORMATION

For action to be taken by any particular Fund, the holders of one-third of the outstanding shares of that Fund entitled to vote in person or by proxy as of the record date for the Special Meeting will constitute a quorum. Approval of the proposal by each Fund will require the affirmative vote of a majority (i.e., more than 50%) of the outstanding shares of such Fund. Further, completion of the Reorganization respecting each Fund is subject to shareholders of all of the other Funds approving the Plan. In other words, approval of all of the Funds is necessary to proceed with the Reorganization.

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All shares represented by each properly signed proxy received before the meeting will be voted at the Special Meeting. Proxies may be voted by any one of the following methods:

  By completing, dating and signing the enclosed proxy card and mailing it in the enclosed, postage-paid envelope.
  By calling the toll-free number listed on the proxy card and following the recorded instructions.
  By going to the website listed on the proxy card and following the instructions on the website.

If a shareholder specifies how the proxy is to be voted on any business properly to come before the Special Meeting, it will be voted in accordance with instruction given. If no choice is indicated on the proxy, it will be voted “FOR” approval of the Reorganization. If any other matters come before the Special Meeting, proxies will be voted by the persons named as proxies in accordance with their best judgment.

If a quorum of shareholders of a Fund is not present at the Meeting, or if a quorum is present but sufficient votes to approve the proposal described in this Proxy Statement/Prospectus with respect to such Fund are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting of such Fund to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting with respect to a Fund may be transacted at any such adjourned session(s) at which a quorum is present. The Special Meeting with respect to a Fund may be adjourned from time to time by a majority of the votes of such Fund properly cast upon the question of adjourning the Special Meeting of such Fund to another date and time, whether or not a quorum is present, and the Special Meeting of such Fund may be held as adjourned without further notice. The persons named in the proxy will vote in favor of such adjournment those shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on the proposal.

All proxies voted, including abstentions and broker non-votes (where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum. Approval of the Plan will occur only if a sufficient number of votes are cast “FOR” that proposal. If shareholders of all the Funds do not approve the Plan, the Trust will continue to operate as a separate open-end management company, or the Board may take any further action as it deems to be in the best interest of the Funds and their shareholders, including liquidation, subject to approval by the shareholders of the Funds if required by applicable law. Abstentions and broker non-votes do not constitute a vote “FOR” and effectively result in a vote “AGAINST.”

A.	METHOD AND COST OF SOLICITATION

This Proxy Statement/Prospectus is being sent to you in connection with the solicitation of proxies by the Board for use at the Special Meeting. The Funds expect that the solicitation of proxies will be primarily by mail and telephone. The solicitation may also include facsimile, Internet, telegraph, or oral communications by certain employees of the Adviser or USBFS, who will not be paid for these services. The Adviser will bear the costs of the Special Meeting, including legal costs and the cost of the solicitation of proxies.

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B.	RIGHT OF REVOCATION

Any shareholder giving a proxy may revoke it before it is exercised at the Special Meeting, either by providing written notice to the Company, by submission of a later-dated, duly executed proxy or by voting in person at the Special Meeting. .If not so revoked, the votes will be cast at the Special Meeting, and any postponements or adjournments thereof. Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

C.	VOTING SECURITIES AND PRINCIPAL HOLDERS

Shareholders of the Funds at the close of business on October 15, 2004 (the “Record Date”) will be entitled to be present and vote at the Special Meeting. As of that date, the following numbers of shares were outstanding for each Fund:

Fund	Shares Outstanding & Entitled to Vote (unaudited)
PIA BBB Bond Fund	4,771,329.664
PIA Equity Fund	180,373.578
PIA Short-Term Government Securities Fund	4,735,319.794
PIA Total Return Bond Fund	1,145,480.338

As of the Record Date, the Funds’ shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned five percent or more of each Funds’ shares are set forth below:

PIA BBB Bond Fund

Name and Address	No. of Shares Owned	% of Shares	Type of Ownership
Citigroup Global Markets, Inc. 333 West 34th Street, 3rd Floor New York, New York 10001	709,981.023	14.53%	Record
State Street Bank State of Hawaii Employees Retirement Sys Attn: IMIRC 1 Lincoln St Sfc 15 Boston, Massachusetts 02111-2900	279,481.118	5.72%	Record
Pershing LLC P.O. Box 2052 Jersey City, New Jersey 07303	255,163.012	5.22%	Record

PIA Equity Fund

Name and Address	No. of Shares Owned	% of Shares	Type of Ownership
Pershing LLC P.O. Box 2052 Jersey City, New Jersey 07303	110,941.631	61.5%	Record

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PIA Total Return Bond Fund

Name and Address	No. of Shares Owned	% of Shares	Type of Ownership
Pershing LLC P.O. Box 2052 Jersey City, New Jersey 07303	338,404.900	29.46%	Record
Union Bank of California FBO So. Cal. Painting Drywall Health & Welfare Trust P. O. Box 85484 San Diego, California 92186	397,863.082	34.64%	Record
Pershing LLC P.O. Box 2052 Jersey City, New Jersey 07303	77,730.308	6.77%	Record

PIA Short-Term Government Fund

Name and Address of Shareholder	No. of Shares Owned	% of Shares	Type of Ownership
Southwest Service Administrators UFCW AZ H&W Trust C/O Jan Newkirk 2400 W Dunlap Ave Ste 250 Phoenix, Arizona 85021	1,354,284.295	28.00%	Record
Laborer’s International Union of North America AFL-CIO Local Union 270 509 Emory Street San Jose, California 95110	565,881.623	11.70%	Record
Pershing LLC P.O. Box 2052 Jersey City, New Jersey 07303	371,016.893	7.67%	Record
Union Bank Tr Nominee FBO So Ca Plastering Pacific Inc Po Box 85484 San Diego, California 92186	263,971.174	5.46%	Record
Michael L. Cox and Bernie Fleischer Trustee for Multi Union Security Trust Fund C/O Pac Fed Benefit Administrators 1000 North Central Ave Suite Glendale, California 91202-2957	267,637.477	5.53%	Record
M&T Bank Attn Mutual Funds Po Box 1377 Buffalo, New York 14240	251,148.683	5.19%	Record

The Officers and Trustees of the Trust, as a group, owned of record and beneficially less than one percent of the outstanding voting securities of each Fund except for the PIA Equity Fund as of the Record Date.

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IV.  FURTHER INFORMATION ABOUT THE FUNDS AND THE NEW FUNDS

Further information about the Funds is contained in the following documents:

•	Prospectuses for the Funds dated March 29, 2004.

•	Statements of Additional Information for the Funds also dated March 29, 2004.

The New Funds are not currently operating mutual funds, although they do have a prospectus that has been declared effective by the SEC. Copies of the Prospectuses are provided with this Proxy/Prospectus. Shareholders may obtain copies of the Statements of Additional Information and annual and semi-annual reports relating to the Funds and the New Funds free of charge, by writing to Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California, 90401, or by calling 1-800-251-1970.

The Funds and the New Funds are subject to the requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act, and in accordance therewith, file reports, proxy material, and other information relating to the Funds and the New Funds, respectively, with the SEC. These documents can be inspected and copied at the public reference facilities maintained by the SEC in Washington, DC, at 450 Fifth Street, N.W., Washington, DC 20549 and at the SEC’s regional offices in New York at 233 Broadway, New York, New York, 10279 and in Chicago at Citicorp Center, Suite 1400, 500 West Madison Street, Chicago, Illinois, 60661. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates. The SEC also maintains a web site at http://www.sec.gov that contains the Prospectuses and Statements of Additional Information for the Funds, as well as the Prospectuses and Statements of Additional Information for the New Funds, materials that are incorporated by reference into their respective Prospectuses and Statements of Additional Information, and other information.

V.  MISCELLANEOUS ISSUES

A.     OTHER BUSINESS

The Board knows of no other business to be brought before the Special Meeting. If any other matters come before the Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed form of proxy.

B.     NEXT MEETING OF SHAREHOLDERS

The Funds are not required and do not intend to hold annual or other periodic meetings of shareholders except as required by the 1940 Act. By observing this policy, the Funds seek to avoid the expenses customarily incurred in the preparation of proxy material and the holding of shareholder meetings, as well as the related expenditure of staff time. If the Reorganization is not completed, the next meeting of the shareholders of the Funds will be held at such time as the Board may determine or at such time as may be legally required. Any shareholder proposal intended to be presented at such meeting must be received by the Trust at its office at a reasonable time before the Trust begins to print and mail its proxy, as determined by the Board, to be included in the Funds’ proxy statement and form of proxy relating to that meeting, and must satisfy all other legal requirements.

C.     LEGAL MATTERS

Certain legal matters in connection with the issuance of the New Fund Shares and the tax consequences of the reorganization will be passed upon by Paul, Hastings, Janofsky & Walker LLP.

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D.     EXPERTS

The financial statements of the Funds for the year ended November 30, 2003, contained in the Funds’ 2003 Annual Reports to Shareholders, have been audited by PricewaterhouseCoopers LLP, Registered Independent Public Accounting Firm, as stated in their reports dated January 9, 2004, which are incorporated herein by reference, and have been so incorporated in reliance upon the reports of such firm given their authority as experts in accounting and auditing.

By Order of the Board of Trustees of
PIA Mutual Fund

___________________________________
Flaven Butler, Secretary

November 16, 2004

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EXHIBIT A

AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (this “Agreement”) is made as of this 12th day of November, 2004, by and between Advisors Series Trust (“AST”), a Delaware statutory trust, on behalf of the following acquiring funds (the “Acquiring Funds”), PIA Mutual Fund (“PIA Funds”), a Massachusetts business trust, on behalf of the following acquired funds (the “Acquired Funds”), and, solely for the purposes of Section 9.2, Pacific Income Advisers, Inc. (the “Adviser”), a Delaware corporation.

Acquired Funds (a series of PIA Funds)	Corresponding Acquiring Funds (a series of AST)
PIA BBB Bond Fund	PIA BBB Bond Fund
PIA Equity Fund	PIA Equity Fund
PIA Short-Term Government Securities Fund	PIA Short-Term Government Securities Fund
PIA Total Return Bond Fund	PIA Total Return Bond Fund

WHEREAS, in accordance with the terms and conditions set forth in this Agreement, the parties desire that the Acquiring Funds acquire substantially all of the assets and assume substantially all of the liabilities of the Acquired Funds, in exchange for shares of the corresponding series of the Acquiring Funds (“Acquiring Funds Shares”), and that these Acquiring Funds Shares be distributed immediately after the Closing (as defined in this Agreement) by the Acquired Funds to its shareholders in liquidation of the Acquired Funds;

WHEREAS, the Board of Trustees of PIA Funds, including a majority of its Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of PIA Funds, has determined that the Reorganization (as such term is defined in this Agreement) is in the best interests of the shareholders of the Acquired Funds;

WHEREAS, the Board of Trustees of AST, including a majority of its trustees who are not interested persons of AST, has determined that the Reorganization is in the best interests of the sole shareholder of the Acquiring Funds, newly created series of AST formed for the specific purpose of entering into the Reorganization.

WHEREAS, this Agreement is intended to be and is adopted as a plan of reorganization and liquidation within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”).

NOW THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto, intending to be legally bound hereby, covenant and agree as follows:

1.	REORGANIZATION OF ACQUIRED FUNDS

1.1  Subject to the terms and conditions herein set forth, and on the basis of the representations and warranties contained herein, the Acquired Funds shall assign, deliver and otherwise transfer their assets as set forth in paragraph 1.2 (the “Acquired Funds Assets”) to the Acquiring Funds and the Acquiring Funds shall assume the Acquired Funds’ liabilities as set forth in paragraph 1.3 (the “Liabilities”). The Acquiring Funds shall, as consideration therefore, on the Closing Date (as defined in paragraph 3.1), deliver to the Acquired Funds full and fractional Acquiring Funds Shares, the number of which shall be determined by dividing (a) the value of the Acquired Funds Assets, net of the Acquired Funds’ Liabilities, computed in the manner and as of the time and date set forth in paragraph 2.1, by (b) the net asset value of the Acquiring Funds Shares computed in the manner and as of the time and date set forth in paragraph 2.2. Such transfer, delivery and assumption shall take place at the closing provided for in paragraph 3.1 (hereinafter sometimes referred to as the “Closing”). Immediately following the Closing, the Acquired Funds shall distribute the Acquiring Funds Shares to the shareholders of the Acquired Funds in liquidation of the Acquired Funds as provided in paragraph 1.4 hereof. Such transactions are hereinafter sometimes collectively referred to as the “Reorganization.”

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1.2  (a)     With respect to the Acquired Funds, the Acquired Funds Assets shall consist of all property and assets of any nature whatsoever, including, without limitation, all cash, cash equivalents, securities, instruments, claims and receivables (including dividend and interest receivables) owned by the Acquired Funds, and any prepaid expenses shown as an asset on the Acquired Funds’ books on the Closing Date.

(b)     Before the Closing Date, the Acquired Funds will provide the Acquiring Funds with a schedule of its assets and its known liabilities, and the Acquiring Funds will provide the Acquired Funds with a copy of the current investment objectives and policies applicable to the Acquiring Funds. The Acquired Funds reserve the right to sell or otherwise dispose of any of the securities or other assets shown on the list of the Acquired Funds’ Assets before the Closing Date but will not, without the prior approval of the Acquiring Funds, acquire any additional securities other than securities which the Acquiring Funds is permitted to purchase in accordance with its stated investment objective and policies.

1.3  The Acquired Funds will endeavor to discharge all of their known liabilities and obligations prior to the Closing Date, other than those liabilities and obligations which would otherwise be discharged at a later date in the ordinary course of business. The Acquiring Funds will assume all liabilities and obligations allocated or attributable to the Acquired Funds, whether absolute or contingent, known or unknown, accrued or unaccrued (the “Liabilities”).

1.4  Immediately following the Closing, the Acquired Funds will distribute the corresponding Acquiring Funds Shares received by the Acquired Funds pursuant to paragraph 1.1 pro rata to its shareholders of record determined as of the close of business on the Closing Date (“Acquired Funds Investors”) in complete liquidation of the Acquired Funds. That distribution will be accomplished by an instruction, signed by an appropriate officer of AST, to transfer the Acquiring Funds Shares then credited to the Acquired Funds’ account on the books of the Acquiring Funds to open accounts on the books of the Acquiring Funds established and maintained by the Acquiring Funds’ transfer agent in the names of record of the Acquired Funds Investors and representing the number of shares of the Acquiring Funds due such Acquired Funds Investor. All issued and outstanding shares of the Acquired Funds will be cancelled simultaneously therewith on the Acquired Funds’ books, and any outstanding share certificates representing interests in the Acquired Funds will represent only the right to receive such number of Acquiring Funds Shares after the Closing as determined in accordance with paragraph 1.l. The Acquiring Funds will not issue certificates representing the Acquiring Funds Shares in connection with such exchange.

1.5  Following the transfer of assets by the Acquired Funds to the Acquiring Funds, the assumption of the Acquired Funds’ Liabilities by the Acquiring Funds, and the distribution by the Acquired Funds of the corresponding Acquiring Funds Shares received by it pursuant to paragraph 1.4, the Acquired Funds shall terminate their qualification, classification and registration with all appropriate federal and state agencies. Any reporting or other responsibility of the Acquired Funds is and shall remain the responsibility of the Acquired Funds up to and including the date on which the Acquired Funds are terminated and deregistered, subject to any reporting or other obligations described in paragraph 4.8.

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2.	VALUATION

2.1  The value of the Acquired Funds Assets to be acquired and the Liabilities to be assumed by the Acquiring Funds shall be the value of those assets (after the declaration and payment of any dividends and/or other distributions) computed as of the time at which their net asset value is calculated pursuant to the valuation procedures set forth in the Acquired Funds’ then-current Prospectus and Statement of Additional Information on the business day immediately preceding the Closing Date, or at such time on such earlier or later date as may mutually be agreed upon in writing among the parties hereto (such time and date being herein called the “Applicable Valuation Date”).

2.2  The net asset value of each share of the Acquiring Funds shall be the net asset value per share computed on the Applicable Valuation Date, using the market valuation procedures set forth in the Acquiring Funds’ then-current Prospectus and Statement of Additional Information.

2.3  The share transfer books of the Acquired Funds will be permanently closed at the Closing Date and only redemption requests made by shareholders of the Acquired Funds pursuant to Section 22(e) of the 1940 Act received in proper form on or prior to the Closing Date shall be fulfilled by the Acquired Funds. Redemption requests received by the Acquired Funds after that time shall be treated as requests for the redemption of the Acquiring Funds Shares.

2.4  All computations of value contemplated by this Article 2 shall be made by the Acquiring Funds’ administrator in accordance with its regular practice as pricing agent. The Acquiring Funds shall cause the administrator to deliver a copy of its valuation report to the Acquired Funds at the Closing. The Acquiring Fund and the Acquired Fund agree to use all commercially reasonable efforts to resolve, prior to the Applicable Valuation Date, any pricing differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of the Acquiring Fund and those determined in accordance with the pricing policies and procedures of the corresponding Acquired Fund.

3.	CLOSING (S) AND CLOSING DATE

3.1  The Closing for the Reorganization shall occur on or before December 10, 2004, and/or on such other date(s) as may be mutually agreed upon in writing by the parties hereto (each, a “Closing Date”). The Closing(s) shall be held at the offices of Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California, 90401, or at such other location as is mutually agreeable to the parties hereto. All acts taking place at the Closing(s) shall be deemed to take place simultaneously as of 10:00 a.m., Pacific time on the Closing Date unless otherwise provided.

3.2  The Acquiring Funds’ custodian shall deliver at the Closing evidence that: (a) the Acquired Funds’ Assets have been delivered in proper form to the corresponding Acquiring Funds on the Closing Date and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, have been paid, or provision for payment shall have been made, by the Acquired Funds in conjunction with the delivery of portfolio securities.

3.3  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts and other documents as the other party, or its counsel, may reasonably request to effect the transactions contemplated by this Agreement.

3.4  Notwithstanding anything herein to the contrary, if on the Applicable Valuation Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or (b) trading or the reporting of trading on such exchange or elsewhere shall be disrupted so that, in the judgment of the Acquiring Funds, accurate appraisal of the value of the net assets of the Acquiring Funds or the Acquired Funds is impracticable, the Applicable Valuation Date shall be postponed until the first business day after the day when trading shall have been fully resumed without restriction or disruption and reporting shall have been restored.

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4.	COVENANTS WITH RESPECT TO THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

4.1  The Acquired Funds have called or will call a joint meeting of the Acquired Funds’ shareholders to consider and act upon this Agreement and to take all other actions reasonably necessary to obtain the approval of the transactions contemplated herein, including approval for the Acquired Funds’ liquidating distribution of Acquiring Funds Shares contemplated hereby, and for the Acquired Funds to terminate its qualification, classification and registration if requisite approvals are obtained with respect to the Acquired Funds. The Acquired Funds shall prepare the notice of meeting, form of proxy and proxy statement (collectively, “Proxy Materials”) to be used in connection with that meeting.

4.2  The Acquired Funds covenant that the corresponding Acquiring Funds Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

4.3  The Acquired Funds will assist the Acquiring Funds in obtaining such information as the Acquiring Funds reasonably request concerning the beneficial ownership of shares of the Acquired Funds.

4.4  Subject to the provisions hereof, AST, on behalf the Acquiring Funds, and PIA Funds, on behalf of the Acquired Funds, will take, or cause to be taken, all actions, and do, or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated herein.

4.5  AST, on behalf of the Acquiring Funds, has prepared and filed, or will prepare and file, with the Securities and Exchange Commission (the “SEC”) a registration statement on Form N-14, and the current prospectus and statement of additional information of the Acquiring Funds, under the Securities Act of 1933, as amended (the “1933 Act”), relating to the Acquiring Funds Shares (the “Registration Statement”). The Acquired Funds have provided or will provide the Acquiring Funds with the Proxy Materials for inclusion in the Registration Statement, prepared in accordance with paragraph 4.1, and with such other information and documents relating to the Acquired Funds as are requested by the Acquiring Funds and as are reasonably necessary for the preparation of the Registration Statement.

4.6  As soon after the Closing Date as is reasonably practicable, the Acquired Funds: (a) shall prepare and file all federal and other tax returns and reports of the Acquired Funds required by law to be filed with respect to all periods ending on/or before the Closing Date but not theretofore filed and (b) shall pay all federal and other taxes shown as due thereon and/or all federal and other taxes that were unpaid as of the Closing Date.

4.7  Following the transfer of Funds Assets by the Acquired Funds to the Acquiring Funds and the assumption of the Liabilities of the Acquired Funds in exchange for the Acquiring Funds Shares as contemplated herein, the Acquired Funds will file any final regulatory reports, including but not limited to any Form N-PX and Form N-CSR filings with respect to the Acquired Funds, promptly after the Closing Date and also will take all other steps as are necessary and proper to effect the termination or declassification of the Acquired Funds in accordance with the laws of the state of Massachusetts and other applicable requirements.

5.	REPRESENTATIONS AND WARRANTIES

5.1  AST, on behalf of the Acquiring Funds, represents and warrants to PIA Funds, on behalf of the Acquired Funds, as follows:

(a)  AST was duly created pursuant to its Agreement and Declaration of Trust by its trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the State of Delaware, and its Declaration of Trust directs its trustees to manage the affairs of AST and grants them all powers necessary or desirable to carry out such responsibility, including administering AST’s business as currently conducted by AST and as described in the current prospectus of AST. AST is registered as an investment company classified as an open-end management company under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

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(b)  The Registration Statement, including the current prospectus and statement of additional information of the Acquiring Funds, conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(c)  The Acquiring Funds are not in breach or violation of, and the execution, delivery and performance of this Agreement by AST for itself and on behalf of the Acquiring Funds does not and will not (i) violate AST’s Declaration of Trust or By-Laws, or (ii) result in a breach of, violate, or constitute a default under, any material agreement or material instrument to which AST is a party or by which its properties or assets are bound;

(d)  Except as previously disclosed in writing to PIA Funds, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to AST’s knowledge, threatened against AST or its business, the Acquiring Funds or any of its properties or assets, which, if adversely determined, would materially and adversely affect AST or the Acquiring Funds’ financial condition or the conduct of their business. AST knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquiring Funds is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects, or is reasonably likely to materially and adversely affect, its business or its ability to consummate the transactions contemplated herein;

(e)  All issued and outstanding shares, including shares to be issued in connection with the Reorganization, of the Acquiring Funds will, as of the Closing Date, be duly authorized and validly issued and outstanding, fully paid and non-assessable, free and clear of all liens, pledges, security interests, charges or other encumbrances; the shares of each class of the Acquiring Funds issued and outstanding before the Closing Date were offered and sold in compliance with the applicable registration requirements, or exemptions therefrom, of the 1933 Act, and all applicable state securities laws, and the regulations thereunder; and the Acquiring Funds do not have outstanding any option, warrants or other rights to subscribe for or purchase any of its shares nor is there outstanding any security convertible into any of their shares;

(f)  The execution, delivery and performance of this Agreement on behalf of the Acquiring Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of AST, its trustees and the Acquiring Funds, and this Agreement will constitute a valid and binding obligation of AST and the Acquiring Funds enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors rights, and to general equity principles;

(g)  The Acquiring Funds have qualified as a separate regulated investment company under the Code and have taken all necessary and required actions to maintain such status;

(h)  On the effective date of the Registration Statement, at the time of the meeting of the Acquired Funds’ shareholders and on the Closing Date, any written information furnished by AST with respect to the Acquiring Funds for use in the Proxy Materials, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

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(i)  To the knowledge of the Acquiring Funds, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Delaware law for the execution of this Agreement by AST, for itself and on behalf of the Acquiring Funds, or the performance of the Agreement by AST for itself and on behalf of the Acquiring Funds, except for such consents, approvals, authorizations and filings as have been contemplated by this Agreement, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date.

5.2  PIA Funds, on behalf of the Acquired Funds, represents and warrants to AST, on behalf of the Acquiring Funds, as follows:

(a)  PIA Funds was duly created pursuant to its Agreement and Declaration of Trust by its trustees for the purpose of acting as a management investment company under the 1940 Act and is validly existing under the laws of the Commonwealth of Massachusetts, and its Declaration of Trust directs its Trustees to manage the affairs of PIA Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering PIA Funds’ business as currently conducted by PIA Funds and as described in the current prospectus of the Acquired Funds. PIA Funds is registered as an investment company classified as an open-end management company under the 1940 Act and its registration with the SEC as an investment company is in full force and effect;

(b)  All of the issued and outstanding shares of the Acquired Funds (i) have been offered and sold in compliance in all material respects with applicable registration or notice requirements of the 1933 Act and state securities laws; and (ii) are, and on the Closing Date will be, duly authorized and validly issued and outstanding, and fully paid and non-assessable. The Acquired Funds do not have outstanding any options, warrants or other rights to subscribe for or purchase any of their shares, nor is there outstanding any security convertible into any of their shares (other than exchange privileges set forth in the Registration Statement);

(c)  In so far as the following relate to the Acquired Funds, the Registration Statement conforms or will conform, at all times up to and including the Closing Date, in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and does not include and will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading; provided, however, that the representations and warranties in this paragraph shall only apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Funds for use therein;

(d)  The current prospectus and statement of additional information of the Acquired Funds conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the regulations thereunder and do not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

(e)  The Acquired Funds are not in breach or violation of, and the execution, delivery and performance of this Agreement by the Acquired Funds do not and will not (i) violate PIA Funds’ Articles of Incorporation or By-Laws, or (ii) result in a breach of, violate, or constitute a default under, any material agreement or material instrument to which PIA Funds is a party or by its properties or assets are bound;

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(f)  Except as previously disclosed in writing to AST, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to PIA Funds’ knowledge, threatened against PIA Funds or its business, the Acquired Funds or any of their properties or assets which, if adversely determined, would materially and adversely affect PIA Funds or the Acquired Funds’ financial condition or the conduct of their business. PIA Funds knows of no facts that might form the basis for the institution of any such proceeding or investigation, and the Acquired Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or are reasonably likely to materially and adversely affect, their business or their ability to consummate the transactions contemplated herein;

(g)  The Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets of the Acquired Funds as of and for the period ended [November 30, 2003], audited by PricewaterhouseCoopers LLP (copies of which have been or will be furnished to the Acquiring Funds) fairly present, in all material respects, the Acquired Funds’ financial condition as of such date and its results of operations for such period in accordance with generally accepted accounting principles consistently applied, and as of such date there were no liabilities of the Acquired Funds (contingent or otherwise) known to the Acquired Funds that were not disclosed therein but that would be required to be disclosed therein in accordance with generally accepted accounting principles;

(h)  Since the date of its most recent audited financial statements, there has not been any material adverse change in any Acquired Funds’ financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Funds of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed in writing to and accepted by the Acquiring Funds, prior to the Closing Date (for the purposes of this subparagraph (g), neither a decline in an Acquired Funds’ net asset value per share nor a decrease in an Acquired Funds’ size due to redemptions shall be deemed to constitute a material adverse change);

(i)  All federal and other tax returns and reports of the Acquired Funds required by law to be filed on or before the Closing Date have been filed, and all taxes owed by the Acquired Funds or the Acquired Funds have been paid so far as due, and to the best of the Acquired Funds’ knowledge, no such returns are currently under audit and no assessment has been asserted with respect to any such return;

(j)  For each full and partial taxable year from its inception through the Closing Date, each of the Acquired Funds have qualified as a separate regulated investment company under the Code and has taken all necessary and required actions to maintain such status;

(k)  Assuming the requisite shareholder approval is obtained to approve this Agreement, at the Closing Date, the Acquired Funds will have good and marketable title to its Funds Assets and full right, power and authority to assign, deliver and otherwise transfer such Funds Assets hereunder, and upon delivery and payment for such Funds Assets as contemplated herein, the Acquiring Funds will acquire good and marketable title thereto, subject to no restrictions on the ownership or transfer thereof other than such restrictions as might arise under the 1933 Act;

(l)  The execution, delivery and performance of this Agreement on behalf of the Acquired Funds will have been duly authorized prior to the Closing Date by all necessary action on the part of PIA Funds, its Trustees and the Acquired Funds, and this Agreement will constitute a valid and binding obligation the Acquired Funds enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

(m)  From the effective date of the Registration Statement through the time of the meeting of the Acquired Funds Investors, and on the Closing Date, the Proxy Materials (exclusive of the portions of the Acquiring Funds’ Prospectus contained or incorporated by reference therein, and exclusive of any written information furnished by the Acquired Funds with respect to the Acquiring Funds): (i) will comply in all material respects with the applicable provisions of the 1933 Act, the 1934 Act and the 1940 Act and the regulations thereunder and (ii) will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein not misleading, and as of such dates and times, any written information furnished by PIA Funds, on behalf of the Acquired Funds, for use in the Registration Statement or in any other manner that may be necessary in connection with the transactions contemplated hereby will not contain any untrue statement of a material fact or omit to state a material fact necessary to make the information provided not misleading; and

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(n)  To the knowledge of the Acquired Funds, no governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by PIA Funds, for itself and on behalf of the Acquired Funds, or the performance of the Agreement by PIA Funds, for itself and on behalf of the Acquired Funds, except for such consents, approvals, authorizations and filings as have been made or received or are contemplated by this Agreement, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRED FUNDS

The obligations of the Acquired Funds to consummate the Reorganization shall be subject to the performance by the Acquired Funds of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions with respect to the corresponding Acquiring Funds:

6.1  All representations and warranties of AST with respect to the Acquiring Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated herein, as of the Closing Date with the same force and effect as if made on and as of the Closing Date.

6.2  AST, on behalf of the Acquiring Funds, shall have delivered to PIA Funds, on behalf of the Acquired Funds, at the Closing a certificate executed on behalf of the Acquiring Funds by any two of AST’s President, Treasurer or Secretary in a form reasonably satisfactory to PIA Funds and dated as of the Closing Date, to the effect that the representations and warranties of AST with respect to the Acquiring Funds made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein, and as to such other matters as the Acquired Funds shall reasonably request.

6.3  Unless waived by PIA Funds, the Acquired Funds shall have received at the Closing assurances of an officer of AST, in a form reasonably satisfactory to PIA Funds, substantially to the effect that:

(a)  AST is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b)  AST is a statutory trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of Delaware, and the Agreement and Declaration of Trust directs its trustees to manage the affairs of AST and the Acquiring Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering the Acquiring Funds’ business as described in the prospectus of the Acquiring Funds;

(c)  this Agreement has been duly authorized, executed and delivered by AST on behalf of AST and the Acquiring Funds and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquired Funds, is a valid and binding obligation of AST, enforceable against AST in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

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(d)  the Acquiring Funds Shares to be issued to the Acquired Funds and then distributed to the Acquired Funds Investors pursuant to this Agreement are duly registered under the 1933 Act on the appropriate form, and are duly authorized and upon such issuance will be validly issued and outstanding and fully paid and non-assessable, and no shareholder of the Acquiring Funds has any preemptive rights to subscription or purchase in respect thereof;

(e)  the Registration Statement has become effective with the SEC and, to the best of such counsel’s knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened;

(f)  to the knowledge of such officer, no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to the Acquiring Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required after the Closing Date; and

(g)  to the knowledge of such officer, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to AST or the Acquiring Funds or any of their properties or assets and neither AST nor the Acquiring Funds are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects its business.

6.4    The Board of Trustees of AST shall have determined that the Reorganization is in the best interests of the Acquiring Funds.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF ACQUIRING FUNDS

The obligations of AST to consummate the Reorganization with respect to the Acquiring Funds shall be subject to the performance by AST of all the obligations to be performed by it hereunder, with respect to PIA Funds and the Acquired Funds, on or before the Closing Date and, in addition thereto, the following conditions:

7.1  All representations and warranties of PIA Funds on behalf of the Acquired Funds contained herein shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2  PIA Funds, on behalf of the Acquired Funds, shall have delivered to the Acquiring Funds at the Closing a certificate executed on behalf of the Acquired Funds, by PIA Funds’ President or Vice President and Secretary or Assistant Secretary, in form and substance satisfactory to the Acquiring Funds and dated as of the Closing Date, to the effect that the representations and warranties of PIA Funds and the Acquired Funds made herein are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated herein and as to such other matters as the Acquiring Funds shall reasonably request.

7.3  Unless waived by AST, the Acquiring Funds shall have received at the Closing assurances of an officer of PIA Funds, in a form reasonably satisfactory to the Acquiring Funds, substantially to the effect that:

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(a)  PIA Funds is a duly registered, open-end, management investment company, and its registration with the SEC as an investment company under the 1940 Act is in full force and effect;

(b)  PIA Funds is a business trust duly created pursuant to its Agreement and Declaration of Trust, is validly existing and in good standing under the laws of Massachusetts, and the Agreement and Declaration of Trust directs its Trustees to manage the affairs of PIA Funds and the Acquired Funds and grants them all powers necessary or desirable to carry out such responsibility, including administering the Acquired Funds’ business as described in the current prospectus of the Acquired Funds;

(c)  this Agreement has been duly authorized, executed and delivered by the PIA Funds and, assuming due authorization, execution and delivery of this Agreement on behalf of the Acquiring Funds, is a valid and binding obligation of PIA Funds, enforceable against PIA Funds in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, arrangement, moratorium and other similar laws of general applicability relating to or affecting creditors, rights and to general equity principles;

(d)  to the knowledge of such officer, no consent, approval, authorization, filing or order of any court or governmental authority of the United States or any state is required for the consummation of the Reorganization with respect to the Acquired Funds, except for such consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date;

(e)  to the knowledge of such officer, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to PIA Funds or the Acquired Funds or any of their properties or assets and neither PIA Funds nor the Acquired Funds are a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely effects its business;

(f)  the Acquired Funds Shares then issued and outstanding are duly registered under the 1933 Act on the appropriate form, and are duly authorized and are validly issued and outstanding and fully paid and non-assessable, and no shareholder of the corresponding Acquiring Funds has any preemptive rights to subscription or purchase in respect thereof; and

(g)  the registration statement of the Acquired Funds is effective with the SEC and, to such officer’s knowledge, no stop order suspending the effectiveness thereof has been issued and no proceedings for that purpose have been instituted or are pending or threatened.

7.4  The Board of Trustees of the PIA Funds shall have determined that the Reorganization is in the best interests of the Acquired Funds.

7.5  The transfer agent to the Acquired Funds shall have delivered to the Acquiring Funds at the Closing a certificate executed on its own behalf by an authorized officer in form and substance satisfactory to the Acquiring Funds and dated as of the Closing Date, to the effect that the shareholder records of the Acquired Funds are in good order and as to such other matters as the Acquiring Funds shall reasonably request.

7.6  PIA Funds shall arrange to make the Acquired Funds’ auditors available to the Acquiring Funds and its agents to answer their questions at a mutually agreeable time prior to the Closing.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUNDS AND THE ACQUIRED FUNDS

The obligations of the Acquiring Funds and of the Acquired Funds herein are each subject to the further conditions that on or before the Closing Date with respect to the Acquiring Funds and the Acquired Funds:

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8.1  This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Funds in accordance with the provisions of the PIA Funds’ Agreement and Declaration of Trust, Bylaws and the requirements of the 1940 Act, and certified copies of the resolutions evidencing such approval shall have been delivered to AST.

8.2  On the Closing Date, no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or any of the transactions contemplated herein.

8.3  All consents of other parties and all other consents, orders, approvals and permits of federal, state and local regulatory authorities (including, without limitation, those of the SEC and of state securities authorities) deemed necessary by AST, on behalf of the Acquiring Funds, or PIA Funds, on behalf of the Acquired Funds, to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not, in the opinion of the party asserting that the condition to closing has not been satisfied, involve a risk of a material adverse effect on the assets or properties of the Acquiring Funds or the Acquired Funds.

8.4  The Registration Statement shall have become effective under the 1933 Act, no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5  The Acquiring Funds and the Acquired Funds shall have received an opinion of counsel to AST substantially to the effect that for federal income tax purposes:

(a)  the transfer by the Acquired Funds of the Funds Assets in exchange for the Acquiring Funds Shares and the assumption by the Acquiring Funds of the Liabilities will constitute a “reorganization” within the meaning of Section 368(a) of the Code and the Acquiring Funds and corresponding Acquired Funds are “parties to a reorganization” within the meaning of Section 368(b) of the Code;

(b)  no gain or loss will be recognized by the Acquiring Funds upon the receipt of the Funds Assets solely in exchange for the corresponding Acquiring Funds Shares and the assumption by the Acquiring Funds of the Liabilities;

(c)  no gain or loss will be recognized by the Acquired Funds upon the transfer of the Funds Assets to the corresponding Acquiring Funds and the assumption by the Acquiring Funds of the Liabilities in exchange for the Acquiring Funds Shares or upon the distribution (whether actual or constructive) of the Acquiring Funds Shares to the Acquired Funds shareholders in exchange for their shares of the Acquired Funds;

(d)  no gain or loss will be recognized by the Acquired Fund Investors upon the exchange of their Acquired Fund Shares for the corresponding Acquiring Funds Shares;

(e)  the aggregate tax basis for the Acquiring Funds Shares received by the Acquired Funds Investors pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Funds shares held by such shareholder immediately prior to the Reorganization, and the holding period of the Acquiring Funds Shares to be received by the Acquired Funds Investors will include the period during which the Acquired Funds shares exchanged therefore were held by such shareholder (provided the Acquired Funds shares were held as capital assets on the date of the Reorganization); and

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(f)  the tax basis of the Acquired Funds assets acquired by the corresponding Acquiring Funds will be the same as the tax basis of such assets to the Acquired Funds immediately prior to the Reorganization, and the holding period of the assets of the Acquired Funds in the hands of the Acquiring Funds will include the period during which those assets were held by the Acquired Funds.

9.	EXPENSES

9.1  Except as may be otherwise provided herein, the Acquired Funds and the Acquiring Funds shall be liable for its respective expenses incurred in connection with entering into and carrying out the provisions of this Agreement, whether or not the transactions contemplated hereby are consummated. The expenses payable by:

(a)  the Acquired Funds hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with printing and mailing the Prospectus/Proxy Statement and soliciting proxies in connection with the meeting of shareholders of the Acquired Funds referred to in paragraph 4.1 hereof; (iii) all fees and expenses related to the liquidation of the Acquired Funds; (iv) fees and expenses of the Acquired Funds’ custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquired Funds’ portfolio on the Applicable Valuation Date.

(b)  the Acquiring Funds hereunder shall include (i) fees and expenses of its counsel and independent auditors incurred in connection with the Reorganization; (ii) expenses associated with preparing this Agreement and preparing and filing the Registration Statement under the 1933 Act covering the Acquiring Funds Shares to be issued in the Reorganization; (iii) registration or qualification fees and expenses of preparing and filing such forms, if any, as are necessary under applicable state securities laws to qualify the Acquiring Funds Shares to be issued in connection with the Reorganization; (iv) any fees and expenses of the Acquiring Funds’ custodian and transfer agent(s) incurred in connection with the Reorganization; and (v) any special pricing fees associated with the valuation of the Acquiring Funds’ portfolio on the Applicable Valuation Date.

9.2  The Adviser shall be responsible for all expenses in connection with the Reorganization, except as set forth in this paragraph 9.2, and shall reimburse each of the Acquiring Funds and the Acquired Funds for all expenses incurred by it in connection with the Reorganization and with this Agreement whether or not the transaction contemplated hereby are consummated. The Adviser shall be responsible for all expenses in connection with the Reorganization, except that the Acquired Funds shareholders will pay their personal expenses, if any, incurred in connection with the Reorganization.

10.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1  This Agreement constitutes the entire agreement among the parties and supersedes any prior or contemporaneous understanding or arrangement with respect to the subject matter hereof.

10.2  Except as specified in the next sentence, the representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated herein. The covenants to be performed after the Closing shall survive.

11.	TERMINATION

11.1  This Agreement may be terminated and the transactions contemplated hereby may be abandoned at any time before the Closing by either AST or PIA Funds, if

(a)  the other party shall have breached any material provision of this Agreement;

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(b)  circumstances develop that, in the opinion of either party, make proceeding with the Agreement inadvisable; or

(c)  any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of this Agreement.

11.2  In the event of any termination pursuant to Section 11.1(b) or (c), there shall be no liability for damage on the part of either party to the other party respecting such termination. The Adviser shall be responsible for out of pocket expenses associated with the terminated transaction.

12.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of PIA Funds, on behalf of the Acquired Funds, and officers of AST, on behalf of the Acquiring Funds; provided, however, that following the meeting of the shareholders of the Acquired Funds, no such amendment may have the effect of changing the provisions for determining the number of shares of the Acquiring Funds to be to the Acquired Funds Investors under this Agreement to the detriment of such Acquired Funds Investors, or otherwise materially and adversely affecting the Acquired Funds, without the Acquired Funds obtaining the Acquired Funds Investors’ approvals except that nothing in this paragraph 12 shall be construed to prohibit the Acquiring Funds and the Acquired Funds from amending this Agreement to change the Closing Date or Applicable Valuation Date by mutual agreement.

13.	NOTICES

Any notice, report, statement or demand required or permitted by any provision of this Agreement shall be in writing and shall be given by facsimile, certified mail or overnight express courier addressed to:

For AST, on behalf of itself and the Acquiring Funds:

Advisors Series Trust
2020 East Financial Way
Glendora California 91741
Attention: Eric M. Banhazl
President & Trustee

For PIA Funds, on behalf of the Acquired Funds:

PIA Mutual Fund
1299 Ocean Avenue, Suite 210
Santa Monica, California 90401
Attention: Joseph Lloyd McAdams, Jr.
President & Trustee

For Pacific Income Advisers, Inc.:

Pacific Income Advisers, Inc.
1299 Ocean Avenue, Suite 210
Santa Monica, California 90401
Attention: Heather U. Baines
President

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14.	HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT; LIMITATION OF LIABILITY

14.1  The article and paragraph headings contained herein are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement. All references herein to Articles, paragraphs, subparagraphs or Exhibits shall be construed as referring to Articles, paragraphs or subparagraphs hereof or Exhibits hereto, respectively. Whenever the terms “hereto,” “hereunder,” “herein” or “hereof” are used in this Agreement, they shall be construed as referring to this entire Agreement, rather than to any individual Article, paragraph, subparagraph or sentence.

14.2  This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3  This Agreement shall be governed by and construed in accordance with the laws of Delaware (without regard to rules regarding choice of law).

14.4  This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be duly executed by its authorized officer.

ADVISORS SERIES TRUST,
for itself and on behalf of
the PIA BBB Bond Fund, PIA Equity Fund, PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund

By: ___________________________
Eric M. Banhazl
President and Trustee

PIA MUTUAL FUND
for itself and on behalf of
the PIA BBB Bond Fund, PIA Equity Fund, PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund

By: ___________________________
Joseph Lloyd McAdams, Jr.
President and Trustee

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PACIFIC INCOME ADVISERS, INC.
with respect to its obligations under Paragraph 9.2:

By: ___________________________
Heather U. Baines
President

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_________________________________________

STATEMENT OF ADDITIONAL INFORMATION

November 16, 2004

FOR THE REORGANIZATION OF

PIA BBB Fund
PIA Equity Fund
PIA Short-Term Government Securities Fund
PIA Total Return Fund
each a series of
PIA MUTUAL FUND
1299 Ocean Avenue, Suite 210
Santa Monica, California 90401
1-800-251-1970

INTO

PIA BBB Fund
PIA Equity Fund
PIA Short-Term Government Securities Fund
PIA Total Return Fund
each a series of
ADVISORS SERIES TRUST
615 East Michigan Street
Milwaukee, Wisconsin 53202

_________________________________________

This Statement of Additional Information is not a prospectus and should be read in conjunction with the Proxy Statement/Prospectus dated November 16, 2004 relating to the Special Meeting of Shareholders (the “Special Meeting”) of the of PIA BBB Bond Fund, PIA Equity Fund, PIA Short-Term Government Securities Fund and PIA Total Return Bond Fund (each a “Fund,” and, collectively, the “Funds”) of PIA Mutual Fund (the “Trust”), to be held on December 23, 2004. The Special Meeting is being held to consider a proposal to approve an Agreement and Plan of Reorganization (the “Plan”) whereby substantially all of the assets of the Funds will be transferred to corresponding newly formed series of the of Advisors Series Trust (“AST”), in exchange for shares of the New Funds and the New Funds’ assumption of the Funds’ liabilities (the “Reorganization”). Copies of the Proxy Statement/Prospectus, which has been filed with the Securities and Exchange Commission, may be obtained, without charge, by writing to Pacific Income Advisers, Inc., 1299 Ocean Avenue, Suite 210, Santa Monica, California, 90401, or by calling 1-800-251-1970.

The following documents, each of which accompanies this Statement of Additional Information, are incorporated by reference herein:

(1)	The Statement of Additional Information of the Funds, dated March 29, 2004; and

(2)	The Annual Report to Shareholders of the Funds for the fiscal year ended November 30, 2003.

(3)	The Semi-Annual Report to Shareholders of the Funds for the six months ended May 31, 2004, containing unaudited financial statements.

This Statement of Additional Information consists of this cover page and the documents described above.

1

Because the New Funds have not yet commenced operations, Annual or Semi-Annual Reports to Shareholders are not available. Similarly, because the Funds are being acquired by the New Funds, pro forma financial statements are not provided in this Statement of Additional Information in connection with the proposed reorganization.

2